Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Registration Statement	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-15030
Entity Registrant Name	VALE S.A.
Entity Address, Address Line One	Praia de Botafogo 186
Entity Address, City or Town	Rio de Janeiro
Entity Address, Postal Zip Code	22250
Entity Incorporation, State or Country Code	D5
Entity Address, Country	BR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0000917851
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda
Auditor Firm ID	1351
Auditor Location	Rio de Janeiro, RJ, Brazil
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Praia de Botafogo 186
Entity Address, City or Town	principal
Entity Address, Postal Zip Code	22250
City Area Code	21
Local Phone Number	3485-5000
Contact Personnel Name	Gustavo Duarte Pimenta
Common share
Document Information [Line Items]
Title of 12(b) Security	Common shares of Vale, no par value per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,839,616,924
6.250% Guaranteed Notes due 2026, issued by Vale Overseas
Document Information [Line Items]
Title of 12(b) Security	6.250% Guaranteed Notes due 2026, issued by Vale Overseas
Trading Symbol	VALE/26
Security Exchange Name	NYSE
3.750% Guaranteed Notes due 2030, issued by Vale Overseas
Document Information [Line Items]
Title of 12(b) Security	3.750% Guaranteed Notes due 2030, issued by Vale Overseas
Trading Symbol	VALE/30
Security Exchange Name	NYSE
8.250% Guaranteed Notes due 2034, issued by Vale Overseas
Document Information [Line Items]
Title of 12(b) Security	8.250% Guaranteed Notes due 2034, issued by Vale Overseas
Trading Symbol	VALE/34
Security Exchange Name	NYSE
6.875% Guaranteed Notes due 2036, issued by Vale Overseas
Document Information [Line Items]
Title of 12(b) Security	6.875% Guaranteed Notes due 2036, issued by Vale Overseas
Trading Symbol	VALE/36
Security Exchange Name	NYSE
6.875% Guaranteed Notes due 2039, issued by Vale Overseas
Document Information [Line Items]
Title of 12(b) Security	6.875% Guaranteed Notes due 2039, issued by Vale Overseas
Trading Symbol	VALE39
Security Exchange Name	NYSE
5.625% Notes due 2042, issued by Vale S.A.
Document Information [Line Items]
Title of 12(b) Security	5.625% Notes due 2042, issued by Vale S.A.
Trading Symbol	VALE42
Security Exchange Name	NYSE
Golden shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts),each representing one common share of Vale
Trading Symbol	VALE
Security Exchange Name	NYSE